Derivative Liability - Significant Inputs and Assumptions Used in Binomial Lattice Model for Derivative Liability (Parenthetical) (Detail)	Apr. 30, 2015 $ / shares
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Adjusted conversion price	$ 0.675
Weighted average sold price of common stock	$ 0.75